Income Taxes	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
NOTE 8. INCOME TAXES

Net deferred tax assets are $0. Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a 100% valuation allowance. Management believes it is likely that any deferred tax assets will not be realized.

	March 31, 2017	March 31, 2016
Net loss before taxes	$21,293	$15,564
Statutory rate	35%	35%

Computed expected tax recovery	7,453	5,447
Change in valuation allowance	(7,453)	(5,447)

Income tax provision	—	—

The accumulated net losses to March 31, 2017 before taxes are $110,797, resulting in an aggregate deferred tax asset/recovery of $38,779. The Company has recorded a 100% valuation allowance due to the uncertainty of realization.

The Company’s aggregate net operating losses of $110,797 expire as follows:

March 31, 2033	$555
March 31, 2034	50,947
March 31, 2035	22,438
March 31, 2036	15,564
March 31, 2037	21,293
$110,797